Schedule of Investments (unaudited) March 31, 2024	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ballyrock CLO Ltd., Series 2023-25A, Class C, (3-mo. CME Term SOFR + 4.70%), 10.02%, 01/25/36(a)(b)	USD	1,000	$1,011,804
Golub Capital Partners CLO Ltd., Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 10.82%, 04/25/36(a)(b)		1,000	1,013,943
Palmer Square CLO Ltd., Series 2023-2A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.32%, 04/20/36(a)(b)		1,000	1,016,640
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.77%, 04/20/36(a)(b)		1,000	1,013,776
Symphony CLO Ltd., Series 2023-40A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.34%, 01/14/34(a)(b)		1,000	1,013,505
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 10.47%, 04/20/36(a)(b)		1,000	1,022,331

Total Asset-Backed Securities — 2.1% (Cost: $6,000,000)			6,091,999

		Shares

Common Stocks

Automobile Components — 0.0%
Lear Corp		178	25,789

Construction & Engineering — 0.0%
McDermott International Ltd.(c)		76,644	15,329

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(c)(d)(e)		3,738	—

Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $52,679)(c)(d)(e)		4,192	197,024

Financial Services(c) — 0.3%
NMG Parent LLC		2,218	205,165
Travelport Finance Luxembourg SARL(d)		165	528,351

			733,516

Health Care Providers & Services — 0.1%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $610,403)(c)(e)		19,653	167,050

Household Products — 0.0%
Berkline Benchcraft Equity LLC(c)(d)		6,155	—

Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.(c)		832	8

Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(c)(d)		14,592	120,380

Total Common Stocks — 0.5% (Cost: $2,735,680)			1,259,096

Security		Par (000)	Value

Corporate Bonds

Aerospace & Defense — 0.1%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(b)(c)(f)	USD	926	$231,501

Automobile Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(b)		275	275,245

Building Products — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28(b)		155	152,031

Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28		32	31,568
WR Grace Holdings LLC, 5.63%, 08/15/29		409	366,010

			397,578

Commercial Services & Supplies(b) — 0.1%
Champions Financing, Inc., 8.75%, 02/15/29		135	141,432
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28		127	124,407

			265,839

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		154	166,730

Construction Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		73	71,134

Diversified REITs — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		85	83,696

Diversified Telecommunication Services(b) — 0.2%
Level 3 Financing, Inc., 11.00%, 11/15/29		322	334,725
Zayo Group Holdings, Inc., 6.13%, 03/01/28		155	108,464

			443,189

Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19(a)(c)(d)(f)		1,050	—

Entertainment — 0.1%
Odeon Finco PLC, 12.75%, 11/01/27(b)		374	379,435

Ground Transportation(b) — 0.1%
Uber Technologies, Inc.
6.25%, 01/15/28		137	137,561
4.50%, 08/15/29		235	222,972

			360,533

Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 5.25%, 10/01/29(b)		237	224,005

Hotels, Restaurants & Leisure(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29		240	218,849
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30		395	354,675

			573,524

Household Durables — 0.1%
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		465	343,892

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 05/03/12(a)(c)(d)(f)		400	—

Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)		220	216,749

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services — 0.0%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)	USD	118	$122,323

Machinery(b) — 0.5%
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29		216	223,369
Madison IAQ LLC, 5.88%, 06/30/29		742	678,841
Vertiv Group Corp., 4.13%, 11/15/28		556	517,326

			1,419,536

Media — 0.1%
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		353	280,689

Real Estate Management & Development — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(b)		29	20,536

Software — 0.1%
Cloud Software Group, Inc., 9.00%, 09/30/29(b)		379	363,505

Specialty Retail — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28(b)		285	302,937

Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(c)(f)(g)		163	24,417

Total Corporate Bonds — 2.3% (Cost: $7,408,958)			6,719,024

Floating Rate Loan Interests(a)

Aerospace & Defense — 5.3%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.57%, 10/31/28		596	597,791
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.01%, 08/03/29		226	222,183
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28		2,181	2,035,721
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28		444	414,065
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 3.50%), 8.83%, 08/24/28		2,652	2,655,312
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.70%), 10.93%, 04/09/26		448	421,496
Ovation Parent, Inc., 2024 Term Loan, 03/27/31(h)		184	184,116
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		1,044	1,045,227
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/01/28		3,455	3,448,365
Setanta Aircraft Leasing DAC, Term Loan B, (3-mo. CME Term SOFR + 2.26%), 7.56%, 11/05/28		826	827,206
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR + 3.50%), 8.83%, 08/24/28		1,022	1,023,820
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.56%, 02/28/31		467	468,996

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
2024 Term Loan I, (3-mo. CME Term SOFR + 2.75%), 8.57%, 08/24/28		1,837	$1,842,600
2024 Term Loan K, 02/22/30(h)	USD	73	73,107

			15,260,005

Air Freight & Logistics — 0.1%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.56%, 03/17/30		150	149,584

Automobile Components — 0.7%
Clarios Global LP, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/06/30		1,437	1,438,766
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.42%, 11/17/28		691	649,077

			2,087,843

Automobiles — 0.6%
Dealer Tire Financial LLC, 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 12/14/27(d)		1,549	1,558,277
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/08/28		147	137,693

			1,695,970

Banks — 0.6%
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.94%, 08/02/28		1,681	1,672,906

Beverages — 1.4%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.40%, 01/24/30		1,157	931,614
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 01/24/29		2,366	2,208,191
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.81%, 03/31/28		794	785,234

			3,925,039

Broadline Retail — 1.1%
Sally Holdings LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.58%, 02/28/30		388	387,595
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.08%, 03/15/30		2,725	2,723,466
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 12/21/27		232	183,523

			3,294,584

Building Products — 1.9%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 05/13/29		169	168,921
Beacon Roofing Supply, Inc., 2024 Term Loan B, 05/19/28(h)		889	888,990
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.31%, 01/29/31		1,033	1,036,615

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 12/17/27	USD	310	$309,045
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 06/02/28		1,689	1,699,615
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.68%, 06/02/28		603	605,961
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/19/27		745	747,105

			5,456,252

Capital Markets — 2.6%
Aretec Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 08/09/30		352	353,987
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29		774	775,028
Azalea Topco, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 9.19%, 07/24/26		1,020	1,011,979
Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.83%, 07/24/26		589	585,501
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 10/22/27		441	440,610
Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/22/26		1,345	1,344,437
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 06/30/28		895	890,565
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 06/30/28		626	623,875
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.85%), 10.15%, 04/01/28		411	409,517
Osaic Holdings, Inc.
2023 Term Loan B, (1-mo. CME Term SOFR + 4.50%), 9.83%, 08/17/28		856	858,930
2024 Term Loan, 08/17/28(h)		238	238,788

			7,533,217

Chemicals — 5.2%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.10%), 12.43%, 09/30/29(d)		572	513,370
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.85%), 13.18%, 11/24/28(d)		885	876,150
2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 13.43%, 11/24/27		465	462,947
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26		597	586,006
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 08/18/28		706	702,918
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 12/29/27		277	233,067
Derby Buyer LLC, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 11/01/30		1,275	1,281,770
Ecovyst Catalyst Technologies LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.60%), 7.91%, 06/09/28		1,053	1,051,406

Security		Par (000)	Value

Chemicals (continued)
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 12/18/30	USD	1,210	$1,209,781
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 02/15/30		179	178,784
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.33%, 07/03/28		654	614,059
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 02/18/30		413	412,290
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.68%, 10/15/28		177	176,753
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 10/15/28		928	927,863
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.83%, 03/29/28		1,302	1,278,554
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.42%, 04/03/28		564	564,586
Olympus Water US Holding Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 11/09/28		544	545,232
OQ Chemicals Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR + 3.70%), 8.93%, 10/14/24		965	943,162
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 9.44%, 03/16/27		639	640,026
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 08/02/28		1,002	1,001,595
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 9.32%, 09/22/28		852	851,979

			15,052,298

Commercial Services & Supplies — 4.8%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 10/24/30(d)		396	395,984
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 05/12/28		1,593	1,590,005
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 05/12/28		205	205,372
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29		479	480,059
Aramark Services, Inc., 2024 Term Loan B8, (3-mo. CME Term SOFR + 2.00%), 7.33%, 06/22/30		466	466,091
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.07%, 02/23/29(d)		1,438	1,441,595
Creative Artists Agency LLC, 2024 Term Loan B, 11/27/28(h)		1,678	1,678,597
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 02/01/29		264	264,166
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 05/04/28		1,825	1,825,768
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.82%, 12/15/28		491	372,219

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/14/30	USD	444	$443,888
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 08/31/28		2,925	2,932,473
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 9.43%, 11/02/27		1,004	976,257
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.58%, 02/22/31(d)		186	185,768
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 5.11%), 10.44%, 07/30/28		599	598,834

			13,857,076

Communications Equipment — 0.7%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 10/24/30		859	860,257
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.93%, 05/30/30		347	335,733
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/02/29		703	679,699

			1,875,689

Construction & Engineering — 1.4%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.81%, 08/01/30		2,051	2,057,647
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.93%, 12/16/27		136	135,920
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/21/28		644	645,931
USIC Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.76%), 9.06%, 05/12/28		1,066	1,063,362

			3,902,860

Construction Materials — 4.3%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.81%, 05/17/28		1,001	910,361
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/31/31		725	725,115
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 11/03/28		392	392,490
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 11/03/28		1,497	1,493,380
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 04/12/28		156	154,702
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 11/23/27		894	881,614
CP Iris Holdco I, Inc.
2021 2nd Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.43%, 10/01/29(d)		645	596,625
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 10/02/28		146	145,528
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.93%, 04/28/29		476	476,202

Security		Par (000)	Value

Construction Materials (continued)
Emerald Debt Merger Sub LLC, Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.79%, 05/31/30	USD	1,040	$1,039,129
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.85%), 7.18%, 03/01/27		319	319,437
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.33%, 03/08/29		516	492,050
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.90%, 04/29/29		673	674,020
Quikrete Holdings, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 03/19/29		382	382,076
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 04/02/29(d)		327	328,914
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.69%, 09/22/28		974	974,192
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 01/12/29		448	449,904
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.65%, 12/31/26		1,931	1,932,260
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.44%, 10/04/28		68	68,373

			12,436,372

Consumer Finance — 1.2%
GTCR W Merger Sub LLC, USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.31%, 01/31/31		1,281	1,284,471
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.85%), 7.18%, 11/16/26		1,127	1,125,346
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/01/28		1,133	1,132,276

			3,542,093

Consumer Staples Distribution & Retail — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.44%, 09/13/26		576	576,881
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 11/22/28		373	374,125

			951,006

Containers & Packaging — 2.3%
Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 12/01/27		2,297	2,300,457
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.43%, 10/29/28		978	956,063
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		769	771,326
Pactiv Evergreen Group Holdings Inc, 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.36%), 8.69%, 02/05/26		139	139,393
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 07/31/26		412	412,343
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.86%), 9.19%, 07/31/26		427	426,748

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.18%, 02/04/27	USD	809	$810,448
Trident TPI Holdings, Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.81%, 09/15/28		782	782,104

			6,598,882

Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.32%, 10/28/27		622	585,356

Diversified Consumer Services — 2.0%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.85%), 11.18%, 12/10/29		115	112,557
2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/11/28		380	377,567
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.69%, 11/24/28		565	564,113
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.30%, 06/12/30		859	860,085
Learning Care Group U.S. No. 2, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 08/11/28		135	135,348
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.76%), 10.08%, 01/15/27		1,669	1,634,700
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.81%, 10/04/30		959	962,238
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/30/31		1,176	1,178,752

			5,825,360

Diversified Telecommunication Services — 2.4%
Connect Finco SARL
2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.83%, 12/11/26		778	771,314
2024 Extended Term Loan B, 09/13/29(h)		778	764,571
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.61%), 8.94%, 10/02/27		273	258,753
Level 3 Financing, Inc.(d)
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/29		593	589,195
2024 Extended Term Loan B2, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/30		598	593,518
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/29		458	339,281
2024 Extended Term Loan B2, (3-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/30(d)		468	346,304
2024 Term Loan A, 06/01/28(h)		81	67,758
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.77%, 09/01/28		531	513,101
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.44%, 03/09/27		3,113	2,724,915

			6,968,710

Security		Par (000)	Value

Electronic Equipment, Instruments & Components — 1.0%
Coherent Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 07/02/29	USD	931	$930,757
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.19%, 07/31/28		120	120,445
Roper Industrial Products Investment Co., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 11/22/29		1,678	1,687,401

			2,738,603

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 06/28/24(d)		25	12,459
2020 Take Back Term Loan, (1-mo. CME Term SOFR + 1.11%), 6.44%, 06/30/25		192	74,512

			86,971

Entertainment — 3.4%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/22/26		917	766,734
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.66%, 05/24/29		62	62,077
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.55%, 03/08/30		552	551,729
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 01/15/30		1,137	1,137,284
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 03/24/25		798	795,953
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.18%, 10/19/26		1,534	1,531,238
Motion Finco SARL, 2024 USD Term Loan B, 11/12/29(h)		781	779,237
NEP Group, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.36%, 1.61% PIK), 10.19%, 08/19/26(g)		1,195	1,134,107
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR + 2.76%), 8.07%, 01/23/25		927	926,664
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.01%), 8.34%, 04/29/26		546	546,331
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.19%, 05/18/25		1,617	1,614,368

			9,845,722

Environmental, Maintenance & Security Service — 0.8%
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.19%, 10/08/28		632	632,298
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 11/30/28		53	52,634
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 11/30/28		537	536,273
2024 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 11/30/28		29	29,304

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance & Security Service (continued)
Covanta Holding Corp. (continued)
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 11/30/28	USD	691	$688,605
GFL Environmental, Inc., 2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 05/31/27		445	446,677

			2,385,791

Financial Services — 3.9%
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.51%), 7.82%, 11/13/25		264	264,601
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.83%, 10/30/26		646	646,312
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.66%, 04/18/29		288	287,555
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.58%, 04/13/28		2,658	2,657,841
Cogeco Financing 2 LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 09/29/28		972	946,659
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.06%, 04/09/27		3,743	3,722,879
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.32%, 04/07/28		1,114	1,109,822
FinCo I LLC, 2023 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.31%, 06/27/29		378	378,635
GIP Pilot Acquisition Partners LP, Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.33%, 10/04/30		186	186,419
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 02/15/31		434	434,039
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29		474	471,308

			11,106,070

Food Products — 2.6%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.19%, 10/01/25		821	804,949
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 10.19%, 10/01/25		927	910,463
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/25/27		1,958	1,960,897
2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/25/27		505	507,259
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.35%), 7.68%, 01/29/27		2,151	2,151,540
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.29%, 05/23/25		306	221,236
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.27%, 11/13/29		617	617,905
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/20/28		341	341,462

			7,515,711

Security		Par (000)	Value

Ground Transportation — 0.7%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.17%, 04/06/28	USD	352	$352,415
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.19%, 08/06/27		401	398,806
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.76%), 11.10%, 08/04/25		694	486,909
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 03/03/30		780	783,505

			2,021,635

Health Care Equipment & Supplies — 2.8%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.35%), 7.68%, 11/08/27		666	666,107
Bausch & Lomb Corp., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 09/29/28		577	576,021
Bausch and Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 05/10/27		1,385	1,366,794
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/04/28		466	466,214
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.31%, 10/19/27		908	891,749
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 10/23/28		2,412	2,417,233
Sotera Health Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.19%, 12/11/26		1,564	1,555,523

			7,939,641

Health Care Providers & Services — 5.2%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.44%, 02/22/28		1,165	1,163,192
CHG Healthcare Services, Inc.
2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 09/29/28		623	623,025
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 09/29/28		133	132,917
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.82%, 11/08/27		1,355	1,356,486
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 11/01/28		1,334	1,336,227
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.61%), 9.94%, 02/04/27		498	499,711
EyeCare Partners LLC
2020 Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 02/18/27		1,021	536,162
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.01%), 12.32%, 11/15/29		358	123,614
2021 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 9.32%, 11/15/28		326	169,173
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 07/01/30		257	257,700
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.30%, 07/03/28		1,105	1,107,091
2024 US Term Loan B, 0.00%, 07/03/28		276	276,354
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.19%, 03/06/28		987	881,894

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR + 2.00%), 7.31%, 01/02/31	USD	751	$754,069
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.69%, 08/31/26		235	234,301
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.43%, 11/01/29		377	301,129
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 11/15/28		1,869	1,872,254
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.40%, 11/18/27		751	740,596
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 11/01/28		557	495,602
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 09/27/30		544	540,328
Surgery Center Holdings, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 12/19/30		717	719,976
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.68%, 05/16/29		205	206,010
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 01/08/27		671	671,049

			14,998,860

Health Care Technology — 2.8%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 02/15/29		1,911	1,890,188
Cotiviti, Inc.(h)
2024 Fixed Term Loan B, 02/21/31		667	667,834
2024 Term Loan, 02/21/31		1,219	1,215,952
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.41%, 10/01/27		1,884	1,798,667
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/27/25		1,894	1,894,110
Waystar Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 10/22/29		562	562,820

			8,029,571

Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 05/18/30		303	302,594

Hotels, Restaurants & Leisure — 8.0%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 02/02/26		1,110	1,067,176
Alterra Mountain Co.(d)
2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 05/31/30		94	94,641
2024 Add-on Term Loan B, 05/31/30(h)		137	137,514
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 10/02/28		740	693,955
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2023 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.58%, 09/20/30		990	989,417
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.04%, 02/06/31		1,772	1,772,000
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 02/06/30		759	760,598

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.32%, 08/08/27	USD	713	$713,638
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.43%, 03/17/28		891	890,561
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.44%, 07/21/28		1,023	1,020,995
ECL Entertainment, LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.08%, 08/31/30		493	493,879
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29		2,514	2,518,991
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 11/25/30		2,206	2,204,282
Four Seasons Hotels Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.10%), 7.43%, 11/30/29		1,949	1,949,375
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 11/08/30		485	485,718
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 8.08%, 12/15/27		1,463	1,463,015
Light & Wonder International, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 04/14/29		667	667,213
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 03/09/28		553	350,420
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.18%, 05/03/29		904	903,908
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 01/05/29		292	292,969
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/25/28		336	335,644
Station Casinos LLC, 2024 Term Loan B, 03/14/31(h)		1,250	1,247,587
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 08/03/28		1,737	1,737,290
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 05/24/30		329	329,956

			23,120,742

Household Durables — 1.9%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 07/31/28		804	807,078
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.82%, 02/26/29		1,468	1,448,605
Serta Simmons Bedding, LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 12.92%, 06/29/28		307	274,153
Stitch Aquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 7.00%), 12.31%, 07/28/28		663	165,686
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 10/06/28		1,064	974,452
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.69%, 10/30/27		1,902	1,753,600

			5,423,574

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.15%), 11.49%, 12/22/26	USD	248	$248,595

Independent Power and Renewable Electricity Producers — 0.9%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.58%, 07/31/30		753	752,080
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/31/31		363	360,768
Constellation Renewables LLC, 2020 Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 2.76%), 8.10%, 12/15/27		728	728,145
NRG Energy, Inc., 2024 Term Loan, 03/27/31(h)		769	767,562

			2,608,555

Industrial Conglomerates — 0.1%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.32%, 10/17/30		362	362,205

Insurance — 7.3%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		4,214	4,230,184
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.69%, 02/19/28		1,172	1,172,311
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.19%, 02/19/28	.	302	302,468
Amynta Agency Borrower, Inc., 2023 1st Lien Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.55%, 02/28/28		867	870,041
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 02/12/27		616	616,093
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 02/12/27		595	595,324
2023 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 02/12/27		368	368,239
2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 02/14/31	.	291	291,274
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/14/27		267	266,386
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30		3,051	3,051,207
Jones Deslauriers Insurance Management, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.80%, 03/15/30		698	697,344
Ryan Specialty LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.08%, 09/01/27		830	830,341
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 02/24/28		2,443	2,446,696
Truist Insurance Holdings LLC(h)
1st Lien Term Loan, 03/24/31		1,580	1,577,361
2nd Lien Term Loan, 03/08/32		618	621,090

Security		Par (000)	Value

Insurance (continued)
USI, Inc./New York
2023 Acquisition Term Loan, (3-mo. CME Term SOFR + 3.25%), 8.55%, 09/27/30	USD	683	$682,782
2023 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.30%, 11/22/29		2,487	2,486,187

			21,105,328

Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 4.15%), 9.45%, 02/16/28		263	262,794

Internet Software & Services — 0.3%
Gen Digital, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.10%), 7.43%, 09/12/29		789	788,395

IT Services — 3.0%
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.69%, 12/23/26		180	176,515
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.69%, 01/31/28		689	618,110
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.69%, 01/20/29		654	582,570
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.68%, 08/19/28		996	959,523
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/31/31		2,009	2,007,839
Central Parent, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 07/06/29		1,658	1,661,837
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. CME Term SOFR + 2.11%), 7.44%, 08/10/27		445	445,159
2024 Term Loan B6, (1-mo. CME Term SOFR + 2.00%), 7.33%, 11/09/29		1,077	1,076,082
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.57%, 07/27/28		798	469,332
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.82%, 07/27/29		1,034	299,708
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR + 5.01%), 10.35%, 06/28/29		396	394,706

			8,691,381

Leisure Products — 0.2%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.10%), 9.43%, 12/01/28		296	289,959
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR + 7.10%), 12.48%, 05/25/27		209	209,927

			499,886

Machinery — 6.8%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.51%), 10.83%, 08/17/26		1,203	1,205,472
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.32%, 06/23/28		1,370	1,370,326
Barnes Group Inc, 2024 Term Loan, (1-mo. CME Term SOFR + 2.50%), 7.83%, 09/03/30		643	645,069
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 05/14/28(d)		208	208,055

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Machinery (continued)
Doosan Bobcat North America, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.60%), 7.90%, 04/20/29	USD	162		$162,203
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/21/28		715		715,747
2023 USD Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.69%, 10/21/28		1,444		1,447,723
Gardner Denver, Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.85%), 7.18%, 03/01/27		218		217,806
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.60%), 7.93%, 03/31/27		1,362		1,363,435
Generac Power Systems, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26		200		199,500
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 06/21/28		2,259		2,254,037
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 04/05/29		1,197		1,201,347
Titan Acquisition Ltd./Canada
2018 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 03/28/25		2,358		2,354,962
2024 Term Loan B, 02/01/29(h)		1,828		1,831,794
TK Elevator U.S. Newco, Inc., USD Term Loan B, 04/30/30(h)		2,244		2,246,103
Vertiv Group Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 03/02/27		1,479		1,481,547
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/27/31		704		702,979

				19,608,105

Media — 4.3%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.83%, 06/30/28		295		293,710
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/21/28		780		782,308
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.33%, 01/31/26(d)		938		904,961
AVSC Holding Corp.(g)
2020 Term Loan B1, (1-mo. CME Term SOFR + 3.60%, 0.60% PIK), 8.93%, 03/03/25		615		615,208
2020 Term Loan B3, (5.00% Cash and 10.00% PIK), 15.00%, 10/15/26		640		667,560
Charter Communications Operating, LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR + 2.00%), 7.33%, 12/07/30		857		847,806
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/23/28		439		438,246
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.91%, 12/17/26		—	(i)	124
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.94%, 04/15/27		886		795,803
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.44%, 08/02/27		620		620,036
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan(d)(h)(j)		460		457,700
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 09/25/26		1,608		1,341,401

Security		Par (000)	Value

Media (continued)
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 9.18%, 04/21/29	USD	347	$275,961
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.69%, 01/31/29		278	274,973
USD Term Loan N, (1-mo. CME Term SOFR + 2.61%), 7.94%, 01/31/28		609	599,465
Voyage Digital NZ, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.99%), 9.32%, 05/11/29(d)		588	588,470
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/24/31		1,828	1,823,899
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28		1,003	987,774

			12,315,405

Oil, Gas & Consumable Fuels — 2.5%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.08%, 12/21/28		2,249	2,230,598
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.93%, 09/19/29		163	163,053
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.83%, 10/18/28		1,323	1,323,784
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 7.19%, 01/31/28		389	389,731
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.32%, 10/27/28		1,090	1,092,993
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28		1,884	1,889,983

			7,090,142

Paper & Forest Products — 0.4%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 09/07/27		1,195	1,194,754

Passenger Airlines — 2.0%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.33%, 04/20/28		858	889,866
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 03/14/31		514	514,324
American Airlines, Inc.
2023 1st Lien Term Loan, (6-mo. CME Term SOFR + 3.50%), 8.77%, 06/04/29		993	995,482
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27		166	165,260
Series AA, 2023 Term Loan B, (3-mo. CME Term SOFR + 3.18%), 8.60%, 02/15/28		790	789,518
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.40%), 10.73%, 06/21/27		1,290	1,327,033
United Airlines, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 02/15/31		877	876,860
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.10%), 8.43%, 12/11/26		47	46,844

			5,605,187

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals — 1.8%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 5.50%), 10.83%, 05/04/28	USD	737	$734,758
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 10.68%, 02/01/27		656	511,024
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 08/01/27		923	919,115
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 05/05/28		1,234	1,240,067
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/27/28		427	427,851
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.43%, 06/02/28		866	868,674
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 04/20/29		572	568,761
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.11%), 7.44%, 07/03/28		39	39,031

			5,309,281

Professional Services — 4.4%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 02/04/28		1,215	1,215,689
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 11.94%, 06/04/29		673	631,986
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 06/02/28		2,053	2,002,373
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.83%, 02/26/31		923	921,274
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/18/29		3,883	3,881,597
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.66%, 07/06/29		370	369,964
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.66%, 07/06/29		802	801,589
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.18%, 04/28/28		1,236	1,234,199
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.06%, 04/29/29(d)		574	517,996
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.58%, 02/28/27		1,010	1,008,801

			12,585,468

Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 08/21/25		42	41,891
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/31/30		729	726,580
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 01/31/30(d)		399	399,499

			1,167,970

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment — 0.5%
MKS Instruments, Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 08/17/29	USD	1,039	$1,038,172
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.51%), 7.84%, 12/02/28		381	380,272

			1,418,444

Software — 12.9%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.81%, 02/24/31		2,006	2,017,135
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		387	383,953
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.69%, 09/21/28		1,194	1,191,992
Cloud Software Group, Inc.
2022 USD Term Loan B, (2-mo. CME Term SOFR + 4.60%), 9.91%, 03/30/29		3,330	3,312,362
2024 Term Loan, 03/21/31(h)		724	719,026
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.43%, 10/08/29		482	477,180
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 10/08/28		523	520,328
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.62%, 12/01/28		237	237,296
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 02/04/28		174	173,507
Ellucian Holdings, Inc.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 13.43%, 10/09/28		1,065	1,065,396
2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/09/29		1,724	1,730,918
Genesys Cloud Services Holdings II LLC
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 12/01/27		778	780,435
2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.19%, 12/01/27		1,999	2,003,933
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR + 3.75%), 9.07%, 07/18/30		796	787,552
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/27/28		1,872	1,871,002
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 03/01/29		1,867	1,860,984
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.58%, 02/23/29		1,249	1,198,398
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 05/03/28		1,677	1,665,158
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/13/28		1,045	1,045,087
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.57%, 06/02/28		2,886	2,856,820
Proofpoint, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 08/31/28		2,015	2,014,636
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/24/28		3,822	3,715,695
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.94%, 04/23/29		1,695	1,676,749

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.31%, 08/01/27	USD	795	$796,109
UKG, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 5.35%), 10.68%, 05/03/27		567	570,792
2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.81%, 02/10/31		1,784	1,792,179
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.44%, 09/01/25		497	458,993
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.08%, 07/20/28		144	144,541

			37,068,156

Specialty Retail — 1.5%
CD&R Firefly Bidco Ltd., 2023 GBP Term Loan B5, (3-mo. SONIA + 6.11%), 11.29%, 06/21/28	GBP	1,000	1,258,098
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.68%), 9.99%, 03/31/26	USD	174	173,291
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 02/11/28		2,243	2,235,583
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 10/20/28		527	516,325

			4,183,297

Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 02/20/29		411	411,983
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.69%, 11/24/28		424	422,364
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 03/08/30		318	317,393

			1,151,740

Trading Companies & Distributors — 1.3%
Core & Main LP
2021 Term Loan B, (3-mo. CME Term SOFR + 2.60%), 7.97%, 07/27/28		2,496	2,490,323
2024 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 02/09/31		488	486,170
TMK Hawk Parent Corp.(d)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31(g)		32	26,893
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.58%, 06/30/29		1,022	873,673

			3,877,059

Transportation Infrastructure — 0.6%
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.19%, 09/22/28		793	791,239
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 09/22/28	.	453	454,369
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.68%, 12/15/26		517	513,445

			1,759,053

Wireless Telecommunication Services — 1.3%
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28		1,407	1,112,371

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 9.19%, 04/30/28	USD	571	$569,704
Iridium Satellite LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.83%, 09/20/30		995	993,606
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.01%), 7.34%, 01/25/31		943	944,979

			3,620,660

Total Floating Rate Loan Interests — 125.4% (Cost: $364,805,322)			360,708,447

		Shares

Investment Companies

Equity Funds — 0.1%
Janus Henderson AAA CLO ETF		5,000	253,700

Fixed Income Funds — 1.6%
Invesco Senior Loan ETF		145,400	3,075,210
iShares 0-5 Year High Yield Corporate Bond ETF(k)		5,000	212,750
iShares iBoxx $ High Yield Corporate Bond ETF(k)		15,000	1,165,950

			4,453,910

Total Investment Companies — 1.7% (Cost: $4,668,303)			4,707,610

		Benefical Interest (000)

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(l)	USD	991	—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(d)(l)		930	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Shares

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)		1,675	—

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(c)	617	$12,069

Total Warrants — 0.0% (Cost:$ — )		12,069

Total Long-Term Investments — 132.0% (Cost: $385,618,263)		379,498,245

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(k)(m)	2,872,480	2,872,480

Total Short-Term Securities — 1.0% (Cost: $2,872,480)		2,872,480

Total Investments — 133.0% (Cost: $388,490,743)		382,370,725
Liabilities in Excess of Other Assets — (33.0)%		(94,770,623)

Net Assets — 100.0%		$287,600,102

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $364,074, representing 0.1% of its net assets as of period end, and an original cost of $663,082.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)	Perpetual security with no stated maturity date.
(k)	Affiliate of the Trust.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$2,872,480	(a)	$—	$—	$—	$2,872,480	2,872,480	$3,914	$—
iShares 0-5 Year High Yield Corporate Bond ETF	211,100	—		—	—	1,650	212,750	5,000	2,311	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,547,800	—		(385,757)	6,297	(2,390)	1,165,950	15,000	14,250	—

					$6,297	$(740)	$4,251,180		$20,475	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,003,817	GBP	788,000	HSBC Bank PLC	06/20/24	$8,833

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V3	5.00%	Quarterly	12/20/27	B-	USD 2,729		$206,049	$(32,486)	$238,535
CDX.NA.HY.40.V2	5.00	Quarterly	06/20/28	B-	USD 2,733		207,366	63,882	143,484

							$413,415	$31,396	$382,019

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency
1-Day SOFR, 5.34%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	JPMorgan Chase Bank N.A.	N/A	09/20/24	USD	5,500	$(15,156)	$(811)	$(14,345)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$6,091,999	$—	$6,091,999
Common Stocks
Automobile Components	25,789	—	—	25,789
Construction & Engineering	—	15,329	—	15,329
Energy Equipment & Services	—	—	—	—
Entertainment	—	—	197,024	197,024
Financial Services	—	205,165	528,351	733,516
Health Care Providers & Services	—	167,050	—	167,050
Household Products	—	—	—	—
Industrial Conglomerates	—	8	—	8
Trading Companies & Distributors	—	—	120,380	120,380

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,719,024	$—	$6,719,024
Floating Rate Loan Interests	—	349,060,886	11,647,561	360,708,447
Investment Companies	4,707,610	—	—	4,707,610
Other Interests	—	—	—	—
Warrants	12,069	—	—	12,069
Short-Term Securities
Money Market Funds	2,872,480	—	—	2,872,480
Unfunded Floating Rate Loan Interests(a)	—	345	442	787

	$7,617,948	$362,259,806	$12,493,758	$382,371,512

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$382,019	$—	$382,019
Foreign Currency Exchange Contracts	—	8,833	—	8,833
Liabilities
Interest Rate Contracts	—	(14,345)	—	(14,345)

	$—	$376,507	$—	$376,507

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $88,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2023	$325,558	$26,858	$11,688,747	$—	(a)	$590	$12,041,753
Transfers into Level 3(b)	—	—	2,661,257	—		—	2,661,257
Transfers out of Level 3(c)	(147,398)	(26,858)	(4,486,560)	—		—	(4,660,816)
Accrued discounts/premiums	—	—	26,861	—		—	26,861
Net realized gain (loss)	—	—	(633,024)	—		—	(633,024)
Net change in unrealized appreciation (depreciation)(d)	(158,049)	—	754,121	—		(148)	595,924
Purchases	825,644	—	6,508,654	—		—	7,334,298
Sales	—	—	(4,872,495)	—		—	(4,872,495)

Closing balance, as of March 31, 2024	$845,755	$—	$11,647,561	$—	(a)	$442	$12,493,758

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(d)	$(158,049)	$—	$145,177	$—		$(148)	$(13,020)

(a)	Rounds to less than $1.
(b)

As of December 31, 2023, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2024, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2023, the Trust used significant unobservable inputs in determining the value of certain investments. As of March 31, 2024, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Trust (BGT)

Currency Abbreviation

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

S C H E D U L E O F I N V E S T M E N T S	15